Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jan. 03, 2023	Jun. 30, 2022	May 10, 2022	Jan. 05, 2022	Jun. 30, 2021	Feb. 12, 2021	Jan. 29, 2021
C000236584
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Automation ETF
Account Value	$ 11,922	$ 10,365	$ 9,382		$ 7,827		$ 10,000
C000220758
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Commercial Aerospace and Defense ETF
Account Value	$ 17,124	12,692	10,335	$ 10,000
C000220752
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Financial Services Opportunities ETF
Account Value	$ 21,012	16,292	11,487		9,463	$ 10,000
C000220751
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Growth Innovators ETF
Account Value	$ 13,450	11,152	7,667		6,291			$ 10,063	$ 10,000
C000220756
Account Value [Line Items]
Line Graph and Table Measure Name	Gabelli Love Our Planet & People ETF
Account Value	$ 12,769	11,052	10,899		9,330			11,218		$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	15,333	13,314	10,689		8,938		10,000
S&P 500 Index
Account Value [Line Items]
Account Value	17,154	14,896	11,959	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	15,333	13,314	10,689		8,938	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	21,587	18,745	15,049		12,584			14,079	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	21,587	18,745	15,049		12,584			14,079		10,000
MSCI USA Consumer Discretionary Index
Account Value [Line Items]
Account Value	12,040	10,219	8,980		7,213		10,000
MSCI USA Industrials Index
Account Value [Line Items]
Account Value	15,201	12,611	10,803		8,463		$ 10,000
MSCI World Aerospace and Defense Index
Account Value [Line Items]
Account Value	21,231	14,342	11,924	$ 10,000
S&P 500 Financials Index
Account Value [Line Items]
Account Value	15,374	11,876	9,562		8,732	$ 10,000
NASDAQ Composite Index
Account Value [Line Items]
Account Value	21,031	18,181	14,027		11,120			14,523	$ 10,000
MSCI USA SRI Index
Account Value [Line Items]
Account Value	$ 21,066	$ 18,388	$ 15,796		$ 12,757			$ 14,131		$ 10,000